Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Honeywell International Inc
Related Party Transaction [Line Items]
Payments under agreements with Honeywell	$ 2	$ 2